Options (Tables)	6 Months Ended
May 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based compensation, stock options, activity
	May 31, 2020			May 31, 2019
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$
Outstanding, beginning of period	2,353,829	8.35	4.30	555,651	37.70	16.69
Granted	—	—	—	1,887,000	0.35	0.26
Expired	(28,800)	18.10	11.00	(31,550)	37.71	17.60
Cancelled	(68,881)	0.38	0.23	—	—	—
Forfeited	(156,652)	0.35	0.22	(2,000)	14.93	8.19
Balance at end of period	2,099,496	9.31	4.65	2,409,101	8.41	3.77

Options exercisable end of period	1,564,504	12.37	6.15	1,141,431	17.26	7.62

Employee service share-based compensation, allocation of recognized period costs
	Three months ended		Six months ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019
	$	$	$	$
Stock-based compensation related to:
Research and development	9,977	128,257	53,405	131,757
Selling, general and administrative	2,255	31,759	12,576	30,532
	12,232	160,016	65,981	162,289